UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California           November 6, 2009
   Signature			  City, State			   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    22
Form 13F Information Table Value Total:              $101,858
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/09



                        TITLE                    VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------      ------    ---------  --------  ---  ----  ------- --------  --------  ------   ----

AKAMAI
 TECHNOLOGIES INC    COMM STK	     00971T101	 7,872	   400,000   SH		SOLE		   400,000	0     0
ARIBA INC	     COMM STK	     04033V203	 3,190	   275,000   SH		SOLE		   275,000	0     0
APPLE COMPUTER	     COMM STK	     037833100	 3,336	    18,000   SH		SOLE		    18,000	0     0
BIOMARIN
 PHARMACEUTICAL INC  COMM STK	     09061G101	 4,068	   225,000   SH		SOLE		   225,000	0     0
BLUE COAT
 SYSTEMS INC	     COMM STK	     09534T508	 7,907	   350,000   SH		SOLE		   350,000	0     0
CELGENE CORP	     COMM STK	     151020104	 5,590	   100,000   SH		SOLE		   100,000	0     0
CEPHALON INC	     COMM STK	     156708109	 2,912	    50,000   SH		SOLE		    50,000	0     0
GENOMIC HEALTH INC   COMM STK	     37244C101	 5,465	   250,000   SH		SOLE		   250,000	0     0
GENZYME CORP	     COMM STK	     372917104	 4,538	    80,000   SH		SOLE		    80,000	0     0
GILEAD SCIENCES INC  COMM STK	     375558103	 3,720	    80,000   SH		SOLE		    80,000	0     0
GOOGLE INC	     COMM STK	     38259P508	 4,959	    10,000   SH		SOLE		    10,000	0     0
HEALTH NET INC	     COMM STK	     42222G108	 3,850	   250,000   SH		SOLE		   250,000	0     0
HUMANA INC	     COMM STK	     444859102	 4,103	   110,000   SH		SOLE		   110,000	0     0
ITRON INC.	     COMM STK	     465741106	 4,811	    75,000   SH		SOLE		    75,000	0     0
LOGMEIN INC	     COMM STK	     54142L109	 4,092	   223,462   SH		SOLE		   223,462	0     0
MAKO SURGICAL CORP   COMM STK	     560879108	 2,190	   250,000   SH		SOLE		   250,000	0     0
NEUSTAR INC	     CL A	     64126X201	 5,876	   260,000   SH		SOLE	`	   260,000	0     0
PALM INC	     COMM STK	     696643105	 5,238	   300,000   SH		SOLE		   300,000	0     0
QUEST SOFTWARE INC.  COMM STK	     74834T103	 5,055	   300,000   SH		SOLE		   300,000	0     0
RESEARCH IN
 MOTION LTD	     COMM STK	     760975102	 6,087	    90,000   SH		SOLE		    90,000	0     0
SOHU COM INC	     COMM STK	     83408W103	 3,439	    50,000   SH		SOLE		    50,000	0     0
YAHOO INC	COMM STK	     984332106	 3,562	   200,000   SH		SOLE		   200,000	0     0

GRAND TOTAL			              $101,858


